Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	24
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$263,573,802.25	0.7573960	$242,832,395.75	0.6977942	$20,741,406.50
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$456,413,802.25	0.4004192	$435,672,395.75	0.3822224	$20,741,406.50

Weighted Avg. Coupon (WAC)	3.21%		3.22%
Weighted Avg. Remaining Maturity (WARM)	37.72		36.80
Pool Receivables Balance	$490,209,276.52		$468,556,161.29
Remaining Number of Receivables	42,090		41,345

Adjusted Pool Balance	$473,640,606.59		$452,899,200.09

III. COLLECTIONS

Principal:
Principal Collections	$20,769,673.81
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$480,701.77
Total Principal Collections	$21,250,375.58

Interest:
Interest Collections	$1,339,114.40
Late Fees & Other Charges	$54,525.51
Interest on Repurchase Principal	$-
Total Interest Collections	$1,393,639.91

Collection Account Interest	$3,789.24
Reserve Account Interest	$541.40
Servicer Advances	$-

Total Collections	$22,648,346.13

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	24
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$22,648,346.13
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,648,346.13

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$408,507.73	$-	$408,507.73	$408,507.73
Collection Account Interest					$3,789.24
Late Fees & Other Charges					$54,525.51
Total due to Servicer					$466,822.48

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$173,519.42		$173,519.42
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$300,998.42		$300,998.42	$300,998.42

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$21,745,248.23

9. Regular Principal Distribution Amount:					$20,741,406.50

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,741,406.50
Class A-4 Notes				$-
Class A Notes Total:		$20,741,406.50		$20,741,406.50
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$20,741,406.50		$20,741,406.50

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,003,841.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,568,669.93
Beginning Period Amount	$16,568,669.93
Current Period Amortization	$911,708.73
Ending Period Required Amount	$15,656,961.20
Ending Period Amount	$15,656,961.20
Next Distribution Date Required Amount	$14,772,519.36

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	24
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.64%	3.80%	3.80%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.56%	40,749	97.87%	$458,583,256.71
30 - 60 Days	1.04%	432	1.55%	$7,244,724.77
61 - 90 Days	0.33%	137	0.48%	$2,250,555.51
91-120 Days	0.06%	25	0.09%	$433,256.43
121 + Days	0.00%	2	0.01%	$44,367.87
Total		41,345		$468,556,161.29

Delinquent Receivables 30+ Days Past Due
Current Period	1.44%	596	2.13%	$9,972,904.58
1st Preceding Collection Period	1.62%	682	2.30%	$11,296,901.97
2nd Preceding Collection Period	1.47%	631	2.08%	$10,690,814.07
3rd Preceding Collection Period	1.31%	574	1.83%	$9,843,835.63
Four-Month Average	1.46%		2.09%

Repossession in Current Period		37		$604,352.23
Repossession Inventory		87		$297,361.91

Current Charge-Offs
Gross Principal of Charge-Offs				$883,441.42
Recoveries				$(480,701.77)
Net Loss				$402,739.65

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.99%

Average Pool Balance for Current Period				$479,382,718.90

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.01%
1st Preceding Collection Period				1.05%
2nd Preceding Collection Period				0.51%
3rd Preceding Collection Period				1.07%
Four-Month Average				0.91%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		56	1,362	$22,595,502.06
Recoveries		49	1,124	$(11,723,821.13)
Net Loss				$10,871,680.93
Cumulative Net Loss as a % of Initial Pool Balance				0.91%

Net Loss for Receivables that have experienced a Net Loss *		44	1,174	$10,903,822.21
Average Net Loss for Receivables that have experienced a Net Loss				$9,287.75

Principal Balance of Extensions				$2,282,827.40
Number of Extensions				139

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.